Business combination (Details 4 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2021	Aug. 31, 2021	Aug. 10, 2021	Jun. 26, 2021
Business combinations
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition	R$ 30,000
Acquisition-related cost	R$ 6,957	R$ 446	R$ 858
Non-compete agreement (note 13)
Business combinations
Useful life of intangible assets	5 years
CI&T Brazil | Dextra Group
Business combinations
Percentage of voting equity interests acquired					100.00%		100.00%
Purchase price of acquisition							R$ 800,000
Cash paid	R$ 700,938			R$ 50,938		R$ 650,000
Business Combination, decrease in purchase price based on agreement	16,427
Total consideration transferred	783,573
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition	30,000
Contribution in total revenue	172,959
Contribution in profit	31,943
Consolidated revenue if the acquisition had occurred on January 1, 2021	1,617,339
Consolidated profit if the acquisition had occurred on January 1, 2021	129,044
Acquisition-related cost	R$ 2,109
CI&T Brazil | Dextra Group | Brands (note 13)
Business combinations
Useful life of intangible assets	1 year 4 months 24 days
CI&T Brazil | Dextra Group | Non-compete agreement (note 13)
Business combinations
Useful life of intangible assets	5 years
CI&T Brazil | Dextra Group | Customer relationship (note 13)
Business combinations
Useful life of intangible assets	7 years 4 months 24 days